FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2018	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - asset, net position	$4,951	$--	$4,951	$--
Marketable securities held for sale	135,227	135,227	--	--
Foreign exchange forward and cylinders - liability position	(395)	--	(395)	--
	$139,783	$135,227	$4,556	$--

	December 31, 2017	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap - asset, net position	$16,455	$--	$16,455	$--
Marketable securities held for sale	113,168	113,168	--	--
Foreign exchange forward and cylinders - liability position	(169)	--	(169)	--
Foreign exchange forward and cylinders - asset position	24	--	24	--
	$129,478	$113,168	$16,310	$--

Schedule of Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2018:

	Amortized cost	Gross unrealized gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$111,639	$29	$(2,029)	$109,639
U.S government bonds	5,444	21	--	5,465
Non-U.S government bonds	2,456	--	(33)	2,423
Municipal bonds	2,248	--	(13)	2,235
Money market fund	15,225	--	--	15,225
Certificate of deposits	248	--	(8)	240
	$137,260	$50	$(2,083)	$135,227
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2017:

	Amortized cost	Gross unrealized gains	Gross Unrealized losses	Estimated fair value
Corporate bonds	$98,998	$25	$(683)	$98,340
Non-U.S government bonds	2,730	--	(19)	2,711
Municipal bonds	11,950	15	(96)	11,869
Certificate of deposits	248	--	--	248
	$113,926	$40	$(798)	$113,168

Schedule of Maturities of Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2018 were as follows:

	Amortized cost	Estimated fair value
Due within one year	$16,686	$16,661
Due after one year through five years	120,574	118,566
	$137,260	$135,227

The scheduled maturities of available-for-sale marketable securities as of December 31, 2017 were as follows:

	Amortized cost	Estimated fair value
Due within one year	$7,688	$7,679
Due after one year through five years	106,238	105,489
	$113,926	$113,168

Schedule of Investments with Continuous Unrealized Losses
Investments with continuous unrealized losses for less than 12 months and 12 months or more and their related fair values as of December 31, 2018, were as indicated in the following tables:

	December 31, 2018
	Investment with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$19,716	$(140)	$79,609	$(1,889)	$99,325	$(2,029)
Non-U.S government bonds	963	--	1,460	(33)	2,423	(33)
Municipal bonds	2,235	(13)	--	--	2,235	(13)
Certificate of deposits	--	--	240	(8)	240	(8)
Total	$22,914	$(153)	$81,309	$(1,930)	$104,223	$(2,083)

Investments with continuous unrealized losses for less than 12 months and 12 months or more and their related fair values as of December 31, 2017, were as indicated in the following tables:

	December 31, 2017
	Investment with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$89,133	$(683)	$--	$--	$89,133	$(683)
Non-U.S government bonds	2,711	(19)	--	--	2,711	(19)
Municipal bonds	8,837	(96)	--	--	8,837	(96)
Total	$100,681	$(798)	$--	$--	$100,681	$(798)